Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 209,727	¥ 1,441,976	¥ 1,426,213
Liabilities measured at fair value on recurring basis	296,027	2,035,331	2,029,128
Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	369	2,537	2,537
Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	295,304	2,030,361	1,980,529
Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis	723	4,970	11,865
Business Acquisition Contingent Purchase Consideration | Due to related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			36,734
Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	35,636	245,014	548,890
Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 173,722	1,194,425	874,786
Quoted prices in active markets for identical assets and liabilities (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		1,439,439	1,423,676
Liabilities measured at fair value on recurring basis		2,030,361	1,980,529
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		2,030,361	1,980,529
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		245,014	548,890
Quoted prices in active markets for identical assets and liabilities (Level 1) | Bank Time Deposits | Cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		1,194,425	874,786
Unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		2,537	2,537
Liabilities measured at fair value on recurring basis		4,970	48,599
Unobservable inputs (Level 3) | Available-for-sales Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis		2,537	2,537
Unobservable inputs (Level 3) | Liability Classified RSU
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis		¥ 4,970	11,865
Unobservable inputs (Level 3) | Business Acquisition Contingent Purchase Consideration | Due to related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on recurring basis			¥ 36,734